INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	6 Months Ended
Jun. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES
A summary of investments in unconsolidated subsidiaries and affiliates as of June 30, 2021 and December 31, 2020 is as follows:

	June 30, 2021	December 31, 2020
	(in millions)
Equity method	$474	$514
Cost method	30	15
Total	$504	$529